Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Line Items]
Schedule of current and deferred portion of income tax (benefit)/expense of the Company's China subsidiaries, VIEs, and subsidiaries of the VIEs

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current income tax expense/(benefit)	5,027	1,545	(11,431)
Deferred income tax expense/(benefit)	1,845	977	(2,470)
Income tax expense/(benefit)	6,872	2,522	(13,901)

Schedule of loss before income tax expense

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
PRC	73,988	175,801	45,305
Others	27,960	18,234	49,850
Total loss before income tax expense	101,948	194,035	95,155

Schedule of reconciliation between the statutory EIT rate and the effective tax rates

	For the years ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Statutory income tax rate in PRC	25.00%	25.00%	25.00%
Tax effect of different tax rates in other jurisdictions	(0.39)%	(0.37)%	(0.14)%
Tax effect of tax-exempt entities *	(1.89)%	(0.53)%	0.83%
Tax effect of expired tax attribute carryforwards	(4.57)%	(4.03)%	(14.00)%
Tax effect of preferred tax rate	(7.85)%	(1.47)%	(0.41)%
Tax effect of R&D expense additional deduction	1.59%	0.97%	0.48%
Tax effect of non-deductible expenses	(0.29)%	(0.54)%	(3.43)%
Tax effect of deferred tax effect of tax rate change	6.88%	1.44%	—%
Non-deductible loss on disposal of subsidiaries	—%	—%	(10.22)
Changes in unrecognized tax benefits	—%	—%	12.95%
Prior year true up	—%	—%	(78.46)%
Changes in valuation allowance	(25.22)%	(21.77)%	82.01%
Effective tax rate	(6.74)%	(1.30)%	14.61%
*	Tax-exempt entities represent entities entity incorporated in the Cayman Islands for which the statutory tax rate is zero.

Schedule of changes in uncertain tax position

	As of December 31,
	2022	2023
	RMB	RMB
Balance at beginning of the year	14,421	14,421
Lapse of statutes of limitations	—	(12,319)
Balance at end of the year	14,421	2,102

Schedule of changes in valuation allowance

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of the year	347,240	367,071	407,053
Additions	35,095	51,823	11,159
Reversals	(9,388)	(9,586)	(89,197)
Decrease in disposal of subsidiaries*	(5,876)	(2,255)	(58,975)
Balance at end of the year	367,071	407,053	270,040

Jurisdictions other than Australia
Income Tax Disclosure [Line Items]
Schedule of components of the deferred tax assets and deferred tax liabilities

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets:
Allowance for doubtful accounts and credit losses	241,242	240,368
Impairment of long-term investment	22,498	9,150
Impairment of long-lived assets	—	799
Net operating loss carry forwards	74,072	17,712
Guarantee liabilities	57,112	11
Accrued expense	12,129	2,000
Subtotal	407,053	270,040
Less: valuation allowance	(407,053)	(270,040)
Total deferred tax assets, net	—	—
Deferred tax liabilities:
Intangible assets acquired in a business combination	(2,470)	—
Total deferred tax liabilities	(2,470)	—
Net deferred tax liabilities	(2,470)	—